Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2026
T12-NPRT3-0726
1.9862233.111
Asset-Backed Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	149,250	147,577
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	124,375	122,878
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (d)	1,000,000	1,000,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (d)	155,000	155,000
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	143,188	144,599
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (d)	798,000	786,429
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (d)	1,596,000	1,570,751
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	141,840	140,134
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	271,860	273,505
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	161,540	162,310
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	199,955	191,759
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	208,820	204,696
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	334,900	325,446
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	265,000	261,228
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (d)	700,000	684,875
TOTAL UNITED STATES		6,171,187
TOTAL ASSET-BACKED SECURITIES (Cost $6,247,601)		6,171,187

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,741)	400,000	364,947

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	152,000	152,117
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(d)	125,000	123,599
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(d)	697,000	688,431
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	109,000	108,983
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(d)	120,000	119,840
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(d)	239,000	237,669
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(d)(g)	100,000	99,999
TOTAL UNITED STATES		1,530,638
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,541,766)		1,530,638

Non-Convertible Corporate Bonds - 92.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Financials - 1.1%
Banks - 1.0%
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	950,000	889,998
National Australia Bank Ltd 5.625% 6/4/2037 (b)(d)	1,000,000	1,001,277
Westpac Banking Corp 5.405% 8/10/2033 (b)	180,000	182,214
Westpac Banking Corp 5.618% 11/20/2035 (b)	1,400,000	1,416,949
		3,490,438
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (d)	328,000	324,821
TOTAL AUSTRALIA		3,815,259
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (b)(d)	842,000	846,065
KBC Group NV 6.324% 9/21/2034 (b)(d)	500,000	535,801

TOTAL BELGIUM		1,381,866
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	190,876
Vale Overseas Ltd 6.4% 6/28/2054	790,000	807,246

TOTAL BRAZIL		998,122
CANADA - 3.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.8% 3/15/2032	1,014,000	947,853
Rogers Communications Inc 4.55% 3/15/2052	144,000	114,635
TOTAL COMMUNICATION SERVICES		1,062,488
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)	399,000	375,946
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (d)	800,000	790,644
TOTAL CONSUMER STAPLES		1,166,590
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	119,256
Canadian Natural Resources Ltd 5.4% 12/15/2034	400,000	405,823
Canadian Natural Resources Ltd 6.25% 3/15/2038	850,000	903,401
Canadian Natural Resources Ltd 6.5% 2/15/2037	400,000	432,075
Cenovus Energy Inc 2.65% 1/15/2032	499,000	446,119
Cenovus Energy Inc 3.75% 2/15/2052	350,000	252,279
Cenovus Energy Inc 5.4% 6/15/2047	172,000	159,444
Cenovus Energy Inc 6.75% 11/15/2039	33,000	36,465
Enbridge Inc 5.55% 6/20/2035	2,120,000	2,173,051
Enbridge Inc 6.2% 11/15/2030	360,000	380,300
Enbridge Inc 7.2% 6/27/2054 (b)	350,000	373,562
Suncor Energy Inc 6.85% 6/1/2039	166,000	184,701
TOTAL ENERGY		5,866,476
Financials - 0.4%
Insurance - 0.4%
Empower Finance 2020 LP 1.776% 3/17/2031 (d)	293,000	255,093
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	316,260
Fairfax Financial Holdings Ltd 6% 12/7/2033 (d)	60,000	62,916
Intact Financial Corp 5.459% 9/22/2032 (d)	567,000	581,238
TOTAL FINANCIALS		1,215,507
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 2.639% 6/15/2031	330,000	296,289
Emera US Finance LP 3.55% 6/15/2026	871,000	870,741
Emera US Finance LP 4.75% 6/15/2046	426,000	361,233
TOTAL UTILITIES		1,528,263
TOTAL CANADA		10,839,324
FRANCE - 0.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA 4.25% 1/13/2031 (d)	549,000	538,264
Orange SA 4.75% 1/13/2033 (d)	452,000	446,785
Orange SA 5% 1/13/2036 (d)	800,000	785,320
TOTAL COMMUNICATION SERVICES		1,770,369
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.738% 2/20/2035 (b)(d)	60,000	61,664
BPCE SA 2.277% 1/20/2032 (b)(d)	370,000	327,292
Societe Generale SA 3% 1/22/2030 (d)	505,000	472,847
TOTAL FINANCIALS		861,803
TOTAL FRANCE		2,632,172
GERMANY - 1.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	530,000	529,661
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	516,000	469,483
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(d)	400,000	396,362
TOTAL FINANCIALS		865,845
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance LLC 6.25% 1/21/2029 (d)	410,000	424,750
Bayer US Finance LLC 6.875% 11/21/2053 (d)	2,480,000	2,683,746
TOTAL HEALTH CARE		3,108,496
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)	163,000	158,960
TOTAL GERMANY		4,662,962
IRELAND - 3.0%
Financials - 1.6%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(d)	313,000	312,740
Consumer Finance - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	145,488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	147,320
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	688,184
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	380,122
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,240,000	3,232,877
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	487,631
		5,081,622
TOTAL FINANCIALS		5,394,362
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)	97,000	94,075
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (d)	720,000	702,376
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	600,000	602,857
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)	600,000	613,295
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	809,000	831,926
TOTAL INDUSTRIALS		2,844,529
Materials - 0.6%
Containers & Packaging - 0.6%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	900,000	914,980
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	659,964
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	431,540
TOTAL MATERIALS		2,006,484
TOTAL IRELAND		10,245,375
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	207,710
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,546

TOTAL ISRAEL		412,256
ITALY - 0.5%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 7.2% 11/28/2033 (d)	400,000	451,050
UniCredit SpA 1.982% 6/3/2027 (b)(d)	235,000	234,967
TOTAL FINANCIALS		686,017
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.375% 9/30/2030 (d)	614,000	603,457
ENEL Finance International NV 5.5% 6/26/2034 (d)	539,000	547,152
TOTAL UTILITIES		1,150,609
TOTAL ITALY		1,836,626
JAPAN - 1.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp 4.62% 7/16/2028 (d)	200,000	200,152
NTT Finance Corp 4.876% 7/16/2030 (d)	1,500,000	1,505,119
NTT Finance Corp 5.171% 7/16/2032 (d)	1,000,000	1,005,317
NTT Finance Corp 5.502% 7/16/2035 (d)	400,000	405,393
TOTAL COMMUNICATION SERVICES		3,115,981
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.856% 6/15/2035 (d)	1,230,000	1,289,513
Financials - 0.2%
Banks - 0.2%
Mizuho Bank Ltd 5.185% 4/16/2036 (d)	700,000	698,309
TOTAL JAPAN		5,103,803
NETHERLANDS - 0.8%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	1,140,000	1,157,663
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	436,000	387,254
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	84,000	83,420
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,191,000	1,195,015
TOTAL INFORMATION TECHNOLOGY		1,665,689
TOTAL NETHERLANDS		2,823,352
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	240,000	216,979
CaixaBank SA 5.673% 3/15/2030 (b)(d)	550,000	563,264
CaixaBank SA 6.037% 6/15/2035 (b)(d)	750,000	782,985
TOTAL FINANCIALS		1,563,228
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	298,000	292,202
TOTAL SPAIN		1,855,430
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 3.091% 5/14/2032 (b)(d)	725,000	665,521
UBS Group AG 3.126% 8/13/2030 (b)(d)	500,000	475,676
UBS Group AG 3.869% 1/12/2029 (b)(d)	150,000	148,293
UBS Group AG 4.194% 4/1/2031 (b)(d)	580,000	566,436

TOTAL SWITZERLAND		1,855,926
UNITED KINGDOM - 2.8%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 4.625% 3/22/2033	50,000	49,108
Financials - 2.3%
Banks - 2.3%
Barclays PLC 2.645% 6/24/2031 (b)	550,000	504,768
Barclays PLC 2.894% 11/24/2032 (b)	300,000	268,620
Barclays PLC 5.088% 6/20/2030 (b)	200,000	200,631
Barclays PLC 5.367% 2/25/2031 (b)	600,000	609,808
Barclays PLC 5.785% 2/25/2036 (b)	600,000	612,229
Barclays PLC 6.224% 5/9/2034 (b)	500,000	527,613
HSBC Holdings PLC 2.357% 8/18/2031 (b)	570,000	515,260
HSBC Holdings PLC 2.848% 6/4/2031 (b)	2,260,000	2,094,186
HSBC Holdings PLC 6.332% 3/9/2044 (b)	520,000	556,172
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	660,000	649,183
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	350,000	398,192
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	418,000	420,980
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	390,000	412,676
TOTAL FINANCIALS		7,770,318
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	135,000	130,138
180 Medical Inc 5.3% 10/8/2035 (d)	250,000	243,132
		373,270
Pharmaceuticals - 0.0%
Astrazeneca PLC 6.45% 9/15/2037	126,000	140,685
TOTAL HEALTH CARE		513,955
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 1.9% 2/15/2031 (d)	425,000	375,707
BAE Systems PLC 5.3% 3/26/2034 (d)	850,000	867,471
		1,243,178
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)	153,296	140,154
TOTAL INDUSTRIALS		1,383,332
TOTAL UNITED KINGDOM		9,716,713
UNITED STATES - 75.2%
Communication Services - 6.7%
Diversified Telecommunication Services - 2.5%
AT&T Inc 3.55% 9/15/2055	762,000	498,200
AT&T Inc 3.65% 9/15/2059	775,000	505,848
AT&T Inc 4.5% 5/15/2035	153,000	145,183
AT&T Inc 5.85% 4/30/2046	510,000	498,027
AT&T Inc 6.05% 8/15/2056	1,400,000	1,383,495
Comcast Corp 2.937% 11/1/2056	1,695,000	950,608
Comcast Corp 5.5% 5/15/2064	380,000	336,042
Comcast Corp 6.05% 5/15/2055	950,000	938,431
HUT 8 DC LLC 6.192% 11/15/2042 (d)	241,000	243,875
Verizon Communications Inc 2.55% 3/21/2031	312,000	284,506
Verizon Communications Inc 3.7% 3/22/2061	845,000	573,368
Verizon Communications Inc 4.4% 11/1/2034	202,000	192,620
Verizon Communications Inc 5.401% 7/2/2037	200,000	200,945
Verizon Communications Inc 5.875% 11/30/2055	1,440,000	1,417,104
Verizon Communications Inc 6% 11/30/2065	280,000	275,705
		8,443,957
Interactive Media & Services - 1.8%
Alphabet Inc 5.45% 11/15/2055	974,000	940,620
Alphabet Inc 5.65% 2/15/2056	90,000	89,468
Alphabet Inc 5.7% 11/15/2075	1,000,000	977,455
Meta Platforms Inc 4.2% 11/15/2030	398,000	392,890
Meta Platforms Inc 4.6% 11/15/2032	431,000	425,674
Meta Platforms Inc 4.875% 11/15/2035	990,000	967,291
Meta Platforms Inc 5.5% 11/15/2045	540,000	506,885
Meta Platforms Inc 5.625% 11/15/2055	870,000	802,219
Meta Platforms Inc 5.75% 11/15/2065	540,000	494,837
Meta Platforms Inc 6.3% 5/15/2056	700,000	706,308
		6,303,647
Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	443,000	412,282
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,140,000	971,205
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,482,134
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	627,508
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	105,000	77,909
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	461,000	371,906
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	920,000	850,398
Discovery Global Holdings Inc 3.755% 3/15/2027	80,000	79,433
Time Warner Cable LLC 4.5% 9/15/2042	273,000	206,460
Time Warner Cable LLC 5.5% 9/1/2041	580,000	500,451
Time Warner Cable LLC 5.875% 11/15/2040	354,000	318,288
Time Warner Cable LLC 7.3% 7/1/2038	338,000	352,255
		6,250,229
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.7% 3/15/2032	1,790,000	1,595,691
T-Mobile USA Inc 4.95% 11/15/2035	420,000	412,442
		2,008,133
TOTAL COMMUNICATION SERVICES		23,005,966
Consumer Discretionary - 3.3%
Automobiles - 1.9%
Ford Motor Co 3.25% 2/12/2032	650,000	576,777
Ford Motor Co 6.1% 8/19/2032	600,000	615,729
General Motors Co 5.35% 4/15/2028	900,000	912,047
General Motors Co 5.4% 4/1/2048	500,000	449,836
General Motors Co 5.95% 4/1/2049	416,000	400,218
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	362,274
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	879,610
Stellantis Finance US Inc 2.691% 9/15/2031 (d)	236,000	203,461
Stellantis Finance US Inc 5.75% 3/18/2030 (d)	1,904,000	1,912,612
		6,312,564
Broadline Retail - 0.6%
Amazon.com Inc 5.65% 3/13/2046	800,000	798,929
Amazon.com Inc 5.8% 3/13/2056	444,000	444,423
Amazon.com Inc 5.95% 3/13/2066	800,000	806,006
		2,049,358
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc 4.65% 3/16/2031	712,000	711,992
Specialty Retail - 0.6%
Advance Auto Parts Inc 1.75% 10/1/2027	308,000	294,877
Home Depot Inc/The 5.4% 6/25/2064	220,000	208,462
Lowe's Cos Inc 4.25% 4/1/2052	180,000	140,756
Lowe's Cos Inc 4.5% 10/15/2032	440,000	431,362
Lowe's Cos Inc 4.85% 10/15/2035	850,000	828,207
Lowe's Cos Inc 5.625% 4/15/2053	250,000	240,322
		2,143,986
TOTAL CONSUMER DISCRETIONARY		11,217,900
Consumer Staples - 2.0%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	340,316
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.8% 3/1/2030 (d)	168,000	169,204
Mars Inc 5% 3/1/2032 (d)	126,000	127,321
Mars Inc 5.2% 3/1/2035 (d)	1,005,000	1,011,766
Mars Inc 5.65% 5/1/2045 (d)	102,000	101,141
Mars Inc 5.7% 5/1/2055 (d)	203,000	200,251
Mars Inc 5.8% 5/1/2065 (d)	25,000	24,816
		1,634,499
Food Products - 0.8%
Bunge Ltd Finance Corp 4.8% 3/19/2033	897,000	893,084
Bunge Ltd Finance Corp 5.15% 3/19/2036	1,200,000	1,196,111
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	395,000	351,254
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	229,370
Smithfield Foods Inc 3% 10/15/2030 (d)	135,000	123,102
		2,792,921
Tobacco - 0.6%
Philip Morris International Inc 5.75% 11/17/2032	1,951,000	2,047,898
TOTAL CONSUMER STAPLES		6,815,634
Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)(f)	116,000	116,009
Cheniere Energy Partners LP 6.05% 11/30/2056 (d)(f)	538,000	543,630
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (d)	1,613,000	1,603,067
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)	560,000	563,200
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)	560,000	531,619
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (d)	470,000	464,519
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	64,000	67,606
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	19,000	20,251
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	34,000	36,192
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	725,303
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	156,000	114,732
Energy Transfer LP 5% 5/15/2050	290,000	246,959
Energy Transfer LP 5.4% 10/1/2047	286,000	260,173
Energy Transfer LP 5.8% 6/15/2038	123,000	125,561
Energy Transfer LP 6% 6/15/2048	257,000	250,445
Energy Transfer LP 6.55% 12/1/2033	350,000	380,465
EQT Corp 4.75% 1/15/2031	350,000	347,988
EQT Corp 5.75% 2/1/2034	1,025,000	1,059,200
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (d)	1,837,000	1,896,468
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (d)	1,326,000	1,353,430
Hess Corp 5.6% 2/15/2041	410,000	418,519
Hess Corp 5.8% 4/1/2047	240,000	245,338
Hess Corp 6% 1/15/2040	375,000	397,246
Occidental Petroleum Corp 5.375% 1/1/2032	374,000	384,188
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	153,639
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	269,336
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	425,274
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	516,000	519,994
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,128,331
Targa Resources Corp 5.5% 2/15/2035	686,000	697,303
Targa Resources Corp 5.55% 8/15/2035	1,550,000	1,575,531
Targa Resources Corp 6.15% 3/1/2029	630,000	655,486
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	815,000	809,930
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,844,000	2,765,618
Western Gas Partners LP 5.3% 3/1/2048	360,000	314,695
Williams Cos Inc/The 4.65% 8/15/2032	1,413,000	1,397,334
Williams Cos Inc/The 5.3% 8/15/2052	57,000	52,212
Williams Cos Inc/The 5.75% 6/24/2044	360,000	356,555
TOTAL ENERGY		23,273,346
Financials - 22.5%
Banks - 10.0%
Bank of America Corp 2.676% 6/19/2041 (b)	619,000	449,009
Bank of America Corp 2.884% 10/22/2030 (b)	187,000	176,929
Bank of America Corp 3.194% 7/23/2030 (b)	495,000	474,280
Bank of America Corp 4.571% 4/27/2033 (b)	2,500,000	2,455,931
Bank of America Corp 5.015% 7/22/2033 (b)	640,000	643,392
Bank of America Corp 5.468% 1/23/2035 (b)	1,840,000	1,881,555
Bank of America Corp 5.872% 9/15/2034 (b)	1,260,000	1,320,730
Citigroup Inc 2.572% 6/3/2031 (b)	136,000	125,106
Citigroup Inc 2.666% 1/29/2031 (b)	192,000	178,708
Citigroup Inc 4.91% 5/24/2033 (b)	295,000	293,833
Citigroup Inc 6.27% 11/17/2033 (b)	550,000	588,232
Citizens Financial Group Inc 2.638% 9/30/2032	217,000	187,529
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	400,000	404,675
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	1,984,000	2,038,133
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	557,000	601,053
Fifth Third Bancorp 8.25% 3/1/2038	165,000	200,110
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	991,000	854,318
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	456,000	420,998
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	467,000	436,878
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	160,000	157,265
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	791,000	789,827
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	890,000	891,699
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	897,000	885,507
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	187,652
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,570,000	1,594,585
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	480,000	484,825
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,240,000	2,315,659
JPMorgan Chase & Co 6.254% 10/23/2034 (b)	440,000	471,803
KeyCorp 5.305% 1/28/2037 (b)	353,000	347,898
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	1,000,000	984,794
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	500,000	509,313
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	1,400,000	1,420,699
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	500,000	512,631
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	820,000	906,225
Truist Financial Corp 1.95% 6/5/2030	1,300,000	1,176,082
Truist Financial Corp 5.711% 1/24/2035 (b)	840,000	865,663
Wells Fargo & Co 4.478% 4/4/2031 (b)	432,000	428,409
Wells Fargo & Co 4.65% 11/4/2044	1,434,000	1,220,391
Wells Fargo & Co 5.244% 1/24/2031 (b)	346,000	351,898
Wells Fargo & Co 5.389% 4/24/2034 (b)	2,350,000	2,392,626
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,300,000	1,327,705
		33,954,555
Capital Markets - 5.2%
Ares Strategic Income Fund 5.55% 4/15/2031 (d)	800,000	779,229
Ares Strategic Income Fund 5.7% 3/15/2028	1,162,000	1,162,890
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	566,999
Athene Global Funding 1.985% 8/19/2028 (d)	350,000	327,801
Athene Global Funding 2.5% 3/24/2028 (d)	340,000	325,402
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)	348,000	240,923
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	421,000	414,502
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	1,420,000	1,389,135
HPS Corporate Lending Fund 5.45% 1/14/2028	1,245,000	1,241,567
HPS Corporate Lending Fund 5.45% 11/15/2030	580,000	562,286
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	775,458
Morgan Stanley 1.794% 2/13/2032 (b)	434,000	377,783
Morgan Stanley 2.239% 7/21/2032 (b)	1,750,000	1,538,854
Morgan Stanley 2.699% 1/22/2031 (b)	286,000	266,246
Morgan Stanley 4.431% 1/23/2030 (b)	410,000	407,688
Morgan Stanley 4.654% 10/18/2030 (b)	1,200,000	1,195,769
Morgan Stanley 4.708% 3/12/2032 (b)	1,200,000	1,189,021
Morgan Stanley 5.192% 4/17/2031 (b)	1,500,000	1,522,167
Morgan Stanley 5.23% 1/15/2031 (b)	500,000	507,484
Morgan Stanley 5.32% 7/19/2035 (b)	800,000	808,013
MSCI Inc 5.15% 3/15/2036	1,547,000	1,503,974
MSCI Inc 5.25% 9/1/2035	160,000	157,638
Nuveen LLC 5.55% 1/15/2030 (d)	110,000	112,192
Sammons Financial Group Global Funding 4.8% 12/12/2030 (d)	440,000	436,786
		17,809,807
Consumer Finance - 0.8%
American Express Co 4.456% 2/10/2032 (b)	120,000	118,549
American Express Co 5.085% 1/30/2031 (b)	168,000	170,572
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	400,877
Ford Motor Credit Co LLC 4.97% 4/6/2029	330,000	327,892
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	456,106
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	389,000	387,473
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	200,000	200,505
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)	388,000	383,457
Stellantis Financial Services US Corp 5.8% 6/15/2031 (d)	222,000	222,427
		2,667,858
Financial Services - 2.1%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)	459,000	462,734
Blackstone Reg Finance Co LLC 5% 12/6/2034	200,000	197,544
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,065
Equitable Holdings Inc 5% 4/20/2048	896,000	784,869
Essent Group Ltd 6.25% 7/1/2029	500,000	516,221
Fiserv Inc 4.55% 2/15/2031	1,300,000	1,273,854
Fiserv Inc 5.25% 8/11/2035	1,200,000	1,174,949
Global Payments Inc 4.5% 11/15/2028	650,000	644,707
Global Payments Inc 4.875% 11/15/2030	700,000	688,913
Rexford Industrial Realty LP 2.15% 9/1/2031	189,000	164,402
Sixth Street Lending Partners 6.125% 7/15/2030	160,000	161,037
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	701,789
Voya Financial Inc 4.7% 1/23/2048 (b)	423,000	412,188
Voya Financial Inc 5.05% 3/2/2036	120,000	116,103
		7,320,375
Insurance - 4.4%
200 Park Funding Trust 5.74% 2/15/2055 (d)	600,000	590,406
AmFam Holdings Inc 2.805% 3/11/2031 (d)	1,270,000	1,120,689
Aon North America Inc 5.75% 3/1/2054	40,000	39,140
Arthur J Gallagher & Co 5% 2/15/2032	72,000	72,077
Arthur J Gallagher & Co 5.15% 2/15/2035	1,000,000	992,901
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	342,377
Assurant Inc 2.65% 1/15/2032	420,000	370,214
Assurant Inc 5.55% 2/15/2036	1,581,000	1,576,108
Brown & Brown Inc 4.9% 6/23/2030	268,000	267,929
Brown & Brown Inc 5.25% 6/23/2032	311,000	311,875
Brown & Brown Inc 5.55% 6/23/2035	777,000	778,952
Brown & Brown Inc 6.25% 6/23/2055	352,000	353,363
Corebridge Global Funding 4.55% 1/9/2031 (d)	730,000	719,185
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	510,000	474,984
Fortitude Group Holdings LLC 6.25% 4/1/2030 (d)	395,000	404,577
Lincoln National Corp 2.33% 8/15/2030	40,000	36,116
Lincoln National Corp 5.35% 11/15/2035	700,000	684,191
Marsh & McLennan Cos Inc 4.95% 3/15/2036	875,000	861,647
Marsh & McLennan Cos Inc 5% 3/15/2035	250,000	248,164
Marsh & McLennan Cos Inc 6.25% 11/1/2052	305,000	323,282
Pacific LifeCorp 5.125% 1/30/2043 (d)	284,000	264,563
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (d)	1,500,000	1,559,920
Pine Street Trust III 6.223% 5/15/2054 (d)	800,000	807,913
Reinsurance Group of America Inc 3.9% 5/15/2029	570,000	559,564
Reinsurance Group of America Inc 5.75% 9/15/2034	570,000	586,003
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	399,813
Symetra Life Insurance Co 6.55% 10/1/2055 (d)	208,000	212,902
		14,958,855
TOTAL FINANCIALS		76,711,450
Health Care - 4.6%
Biotechnology - 0.6%
AbbVie Inc 4.55% 3/15/2035	151,000	146,703
Amgen Inc 5.25% 3/2/2033	88,000	89,889
Amgen Inc 5.65% 3/2/2053	201,000	195,408
Amgen Inc 5.75% 3/2/2063	75,000	72,800
Gilead Sciences Inc 5.5% 11/15/2054	550,000	538,036
Gilead Sciences Inc 5.6% 11/15/2064	1,000,000	983,944
		2,026,780
Health Care Equipment & Supplies - 1.0%
Augusta SpinCo Corp 4.656% 3/23/2031	640,000	636,357
Augusta SpinCo Corp 4.945% 3/23/2033	1,010,000	1,006,893
Augusta SpinCo Corp 5.245% 3/23/2036	398,000	397,858
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (d)	909,000	908,047
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (d)	154,000	154,060
VSP Optical Group Inc 5.4% 6/1/2033 (d)	94,000	94,083
VSP Optical Group Inc 5.45% 12/1/2035 (d)	91,000	90,047
VSP Optical Group Inc 5.65% 6/1/2036 (d)	96,000	95,845
		3,383,190
Health Care Providers & Services - 3.0%
Centene Corp 2.625% 8/1/2031	720,000	625,212
Centene Corp 3% 10/15/2030	294,000	264,955
Centene Corp 4.25% 12/15/2027	87,000	86,734
Centene Corp 4.625% 12/15/2029	990,000	964,228
Cigna Group/The 4.8% 8/15/2038	896,000	849,443
Cigna Group/The 4.9% 12/15/2048	400,000	351,360
CommonSpirit Health 4.352% 9/1/2030	175,000	171,600
CommonSpirit Health 4.975% 9/1/2035	181,000	175,790
CVS Health Corp 4.78% 3/25/2038	926,000	864,696
CVS Health Corp 4.875% 7/20/2035	134,000	129,782
CVS Health Corp 5% 1/30/2029	65,000	65,754
CVS Health Corp 5.25% 1/30/2031	26,000	26,531
CVS Health Corp 5.3% 6/1/2033	210,000	213,105
CVS Health Corp 5.875% 6/1/2053	690,000	667,392
CVS Health Corp 6% 6/1/2063	140,000	135,955
CVS Health Corp 6.05% 6/1/2054	1,490,000	1,482,179
Sabra Health Care LP 3.2% 12/1/2031	615,000	558,581
UnitedHealth Group Inc 4.65% 1/15/2031	660,000	661,790
UnitedHealth Group Inc 5.3% 6/15/2035	273,000	277,673
UnitedHealth Group Inc 5.95% 6/15/2055	1,493,000	1,530,446
		10,103,206
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	372,000	381,694
TOTAL HEALTH CARE		15,894,870
Industrials - 5.2%
Aerospace & Defense - 2.2%
Boeing Co 3.625% 2/1/2031	1,535,000	1,463,327
Boeing Co 5.15% 5/1/2030	1,008,000	1,024,016
Boeing Co 5.805% 5/1/2050	200,000	197,997
Boeing Co 6.298% 5/1/2029	61,000	63,816
Boeing Co 6.388% 5/1/2031	2,246,000	2,396,007
Boeing Co 6.528% 5/1/2034	49,000	53,491
Boeing Co 6.858% 5/1/2054	894,000	1,008,583
Boeing Co 7.008% 5/1/2064	240,000	274,259
Hexcel Corp 4.9% 5/15/2031	247,000	246,425
Hexcel Corp 5.875% 2/26/2035	150,000	155,167
RTX Corp 6.4% 3/15/2054	320,000	349,647
		7,232,735
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	18,996
Carrier Global Corp 6.2% 3/15/2054	11,000	11,747
		30,743
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	120,000	117,175
CSX Corp 4.75% 11/15/2048	202,000	179,047
Uber Technologies Inc 4.15% 1/15/2031	132,000	129,106
Uber Technologies Inc 4.8% 9/15/2035	1,144,000	1,113,925
		1,539,253
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	469,000	482,097
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	511,487
Ingersoll Rand Inc 5.45% 6/15/2034	1,290,000	1,316,972
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	533,970
		2,844,526
Professional Services - 1.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	304,755
Leidos Inc 5% 3/15/2036	1,200,000	1,162,859
Paychex Inc 5.1% 4/15/2030	113,000	114,295
Paychex Inc 5.35% 4/15/2032	1,412,000	1,430,434
Paychex Inc 5.6% 4/15/2035	474,000	478,790
Verisk Analytics Inc 4.45% 3/15/2031	43,000	42,292
		3,533,425
Trading Companies & Distributors - 0.8%
Aircastle Ltd 2.85% 1/26/2028 (d)	900,000	873,094
Ferguson Enterprises Inc 5% 10/3/2034	488,000	485,145
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	124,000	123,246
Sumisho Air Lease Corp 4.85% 3/24/2031 (d)	298,000	295,273
Sumisho Air Lease Corp 5.5% 3/24/2036 (d)	860,000	856,932
		2,633,690
TOTAL INDUSTRIALS		17,814,372
Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp 4.125% 11/15/2030	700,000	688,288
Amphenol Corp 4.4% 2/15/2033	700,000	683,024
Amphenol Corp 5.3% 11/15/2055	40,000	37,858
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	214,346
Dell International LLC / EMC Corp 4.15% 2/15/2029	509,000	505,151
Dell International LLC / EMC Corp 4.5% 2/15/2031	800,000	793,029
Dell International LLC / EMC Corp 4.75% 10/6/2032	177,000	175,794
Dell International LLC / EMC Corp 5% 4/1/2030	1,740,000	1,762,585
Dell International LLC / EMC Corp 5.1% 2/15/2036	800,000	796,767
Vontier Corp 2.95% 4/1/2031	1,712,000	1,554,763
		7,211,605
IT Services - 0.4%
Beignet Investor LLC 6.581% 5/30/2049 (d)	1,400,000	1,443,290
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Inc 2.45% 2/15/2031	175,000	158,932
Broadcom Inc 2.6% 2/15/2033	1,302,000	1,134,813
Broadcom Inc 3.5% 2/15/2041	363,000	290,300
Broadcom Inc 4.6% 7/15/2030	400,000	400,283
Broadcom Inc 4.8% 2/15/2036	600,000	584,147
Broadcom Inc 4.9% 7/15/2032	400,000	402,337
Broadcom Inc 5.15% 11/15/2031	4,070,000	4,157,715
Broadcom Inc 5.7% 1/15/2056	476,000	474,959
Micron Technology Inc 2.703% 4/15/2032	605,000	542,973
		8,146,459
Software - 2.0%
Oracle Corp 2.875% 3/25/2031	140,000	125,399
Oracle Corp 4.3% 7/8/2034	227,000	205,447
Oracle Corp 4.45% 9/26/2030	100,000	96,956
Oracle Corp 4.8% 9/26/2032	668,000	641,888
Oracle Corp 4.95% 2/4/2031	320,000	314,671
Oracle Corp 5.2% 9/26/2035	153,000	145,715
Oracle Corp 5.35% 5/4/2033	320,000	314,970
Oracle Corp 5.7% 2/4/2036	320,000	314,392
Oracle Corp 5.875% 9/26/2045	514,000	459,688
Oracle Corp 5.95% 9/26/2055	548,000	479,197
Oracle Corp 6.1% 9/26/2065	551,000	475,624
Oracle Corp 6.55% 2/4/2046	1,000,000	964,193
Oracle Corp 6.7% 2/4/2056	1,000,000	963,112
Oracle Corp 6.85% 2/4/2066	1,000,000	957,892
Oracle Corp 6.9% 11/9/2052	300,000	295,177
		6,754,321
TOTAL INFORMATION TECHNOLOGY		23,555,675
Materials - 0.0%
Construction Materials - 0.0%
CRH America Finance Inc 4.4% 2/9/2031	50,000	49,351
Real Estate - 6.0%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	450,000	425,561
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	791,585
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	45,057
Piedmont Operating Partnership LP 5.625% 1/15/2033	900,000	892,837
Piedmont Operating Partnership LP 6.875% 7/15/2029	260,000	273,308
Store Capital LLC 2.7% 12/1/2031	37,000	32,550
VICI Properties LP 4.95% 2/15/2030	1,380,000	1,380,258
VICI Properties LP 5.125% 11/15/2031	640,000	640,274
VICI Properties LP 5.125% 5/15/2032	157,000	155,807
Vornado Realty LP 2.15% 6/1/2026	73,000	73,000
		4,710,237
Health Care REITs - 1.2%
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	1,100,000	1,079,954
Healthpeak OP LLC 4.75% 1/15/2033	784,000	769,316
National Health Investors Inc 5.35% 2/1/2033	240,000	238,264
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	349,238
Omega Healthcare Investors Inc 5.2% 7/1/2030	330,000	332,129
Ventas Realty LP 3% 1/15/2030	1,247,000	1,176,555
		3,945,456
Office REITs - 1.1%
COPT Defense Properties LP 2% 1/15/2029	278,000	260,181
COPT Defense Properties LP 2.75% 4/15/2031	1,660,000	1,506,163
COPT Defense Properties LP 2.9% 12/1/2033	614,000	523,436
COPT Defense Properties LP 4.5% 10/15/2030	27,000	26,525
Hudson Pacific Properties LP 3.95% 11/1/2027	217,000	210,837
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	351,629
Kilroy Realty LP 2.5% 11/15/2032	150,000	124,298
Kilroy Realty LP 2.65% 11/15/2033	346,000	278,441
Kilroy Realty LP 3.05% 2/15/2030	200,000	184,138
Kilroy Realty LP 5.875% 10/15/2035	263,000	257,888
		3,723,536
Real Estate Management & Development - 0.2%
Extra Space Storage LP 4.95% 1/15/2033	366,000	363,003
Tanger Properties LP 2.75% 9/1/2031	373,000	333,304
Tanger Properties LP 3.125% 9/1/2026	410,000	408,870
		1,105,177
Residential REITs - 0.7%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	219,545
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	340,217
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	63,000	59,929
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	431,246
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	623,000	614,723
Sun Communities Operating LP 2.7% 7/15/2031	445,000	400,756
Sun Communities Operating LP 4.2% 4/15/2032	280,000	268,663
		2,335,079
Retail REITs - 1.1%
Agree LP 4.8% 10/1/2032	1,391,000	1,380,029
Agree LP 5.6% 6/15/2035	166,000	170,603
Agree LP 5.625% 6/15/2034	580,000	597,349
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	495,520
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	360,176
Kite Realty Group LP 5.5% 3/1/2034	33,000	33,474
Kite Realty Group Trust 4.75% 9/15/2030	257,000	257,272
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	119,000	116,667
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	97,800
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	36,251
Regency Centers LP 4.5% 3/15/2033	64,000	62,445
		3,607,586
Specialized REITs - 0.3%
American Tower Corp 5.55% 7/15/2033	1,170,000	1,205,670
TOTAL REAL ESTATE		20,632,741
Utilities - 11.2%
Electric Utilities - 8.2%
AEP Texas Inc 5.7% 5/15/2034	129,000	133,367
AEP Texas Inc 5.85% 10/15/2055	1,014,000	992,249
Alabama Power Co 5.1% 4/2/2035	215,000	216,785
Appalachian Power Co 4.5% 8/1/2032	1,120,000	1,101,530
Arizona Public Service Co 5.1% 3/15/2036	717,000	707,859
Baltimore Gas and Electric Co 5.65% 6/1/2054	1,000,000	977,986
Cleco Corporate Holdings LLC 4.973% 5/1/2046	1,076,000	914,465
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)	224,000	219,688
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	940,000	970,841
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	603,064
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	573,377
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	880,000	870,998
Duke Energy Corp 4.5% 8/15/2032	1,560,000	1,537,885
Duke Energy Corp 4.95% 9/15/2035	243,000	238,503
Duke Energy Corp 5% 8/15/2052	1,760,000	1,529,708
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	80,824
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	86,000	77,359
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	473,000	417,109
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)	250,000	247,197
Emera US Finance LLC 5.2% 4/1/2033	180,000	179,163
Exelon Corp 3.35% 3/15/2032	2,248,000	2,082,906
Exelon Corp 4.05% 4/15/2030	240,000	234,794
Exelon Corp 4.1% 3/15/2052	213,000	163,239
FirstEnergy Corp 2.25% 9/1/2030	639,000	575,665
FirstEnergy Corp 2.65% 3/1/2030	500,000	463,353
FirstEnergy Transmission LLC 2.866% 9/15/2028 (d)	2,120,000	2,040,169
FirstEnergy Transmission LLC 4.75% 1/15/2033	522,000	513,634
Georgia Power Co 5.25% 3/15/2034	550,000	560,654
IPALCO Enterprises Inc 5.75% 4/1/2034	515,000	511,397
ITC Holdings Corp 5.65% 5/9/2034 (d)	800,000	821,786
Ohio Edison Co 4.95% 12/15/2029 (d)	267,000	270,016
Pacific Gas and Electric Co 5.9% 10/1/2054	572,000	541,270
Pinnacle West Capital Corp 4.9% 5/15/2028	113,000	113,735
Pinnacle West Capital Corp 5.15% 5/15/2030	1,681,000	1,705,418
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	478,509
Southern Co/The 5.7% 3/15/2034	126,000	130,752
Southwestern Electric Power Co 5.2% 4/1/2036	107,000	105,679
Southwestern Electric Power Co 5.3% 4/1/2033	129,000	130,912
Southwestern Electric Power Co 5.9% 4/1/2056	900,000	885,243
Tampa Electric Co 5.15% 3/1/2035	660,000	663,298
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	152,522
Vistra Operations Co LLC 4.7% 1/31/2031 (d)	800,000	786,054
Vistra Operations Co LLC 5% 4/30/2031 (d)	121,000	120,399
Vistra Operations Co LLC 5.25% 4/30/2033 (d)	128,000	127,180
Vistra Operations Co LLC 5.55% 4/30/2036 (d)	232,000	231,036
Xcel Energy Inc 5.6% 4/15/2035	880,000	900,408
		27,899,985
Gas Utilities - 0.3%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	273,007
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	169,610
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	729,098
		1,171,715
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,308,382
AES Corp/The 3.95% 7/15/2030 (d)	152,000	145,968
Southern Power Co 4.25% 10/1/2030	261,000	257,476
Southern Power Co 4.9% 10/1/2035	1,054,000	1,027,543
		2,739,369
Multi-Utilities - 1.9%
NiSource Inc 3.6% 5/1/2030	1,490,000	1,434,847
NiSource Inc 3.95% 3/30/2048	426,000	326,576
NiSource Inc 4.8% 2/15/2044	268,000	237,361
NiSource Inc 5.85% 4/1/2055	330,000	326,744
Puget Energy Inc 4.1% 6/15/2030	1,834,000	1,778,445
Puget Energy Inc 4.224% 3/15/2032	1,610,000	1,546,202
Puget Energy Inc 5.725% 3/15/2035	640,000	644,782
Sempra 3.8% 2/1/2038	257,000	218,138
		6,513,095
TOTAL UTILITIES		38,324,164
TOTAL UNITED STATES		257,295,469
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $320,789,922)		315,474,655

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	255,000	262,796
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	265,000	245,601
UBS Group AG 4.875% (b)(c)(d)	570,000	576,173

TOTAL SWITZERLAND		821,774
TOTAL PREFERRED SECURITIES (Cost $1,103,494)		1,084,570

U.S. Treasury Obligations - 3.3%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	260,145
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.92	430,000	405,947
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.99	8,220,000	7,922,025
US Treasury Bonds 4.75% 5/15/2055	4.97 to 5.07	150,000	144,375
US Treasury Bonds 4.75% 8/15/2055	4.98	480,000	462,169
US Treasury Bonds 5% 5/15/2056	4.98	800,000	802,375
US Treasury Notes 4.25% 5/15/2035	3.92 to 4.51	1,060,000	1,048,158
US Treasury Notes 4.25% 8/15/2035	4.22	90,000	88,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,346,287)			11,134,086

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $8,079,290)	3.67	8,077,735	8,079,351

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $349,508,101)	343,839,434
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,480,528)
NET ASSETS - 100.0%	342,358,906

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,550,813 or 20.6% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,984,288	67,101,119	64,005,874	138,297	(182)	-	8,079,351	8,077,735	0.0%
Total	4,984,288	67,101,119	64,005,874	138,297	(182)	-	8,079,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.